Redeemable Convertible Preferred Stock (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2021	Dec. 31, 2018
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)	29,723,540	29,723,540	29,723,540
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)	9,499,999	9,499,999	9,499,999
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Series B Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares authorized (in shares)	20,223,541	20,223,541	20,223,541
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001